LEASES - Weighted Average Remaining Lease Term and Weighted Average Discount Rate for Leases (Details)	Dec. 31, 2024	Dec. 31, 2023
LEASES
Weighted average remaining lease term:- Finance leases	11 years 9 months 18 days	12 years 8 months 12 days
Weighted average remaining lease term:- Operating leases	12 years	12 years 8 months 12 days
Weighted average discount rate:- Finance leases	6.57%	6.56%
Weighted average discount rate:- Operating leases	6.15%	6.20%
Weighted average discount rate - Other financing obligations	7.37%	7.58%